Stock Incentive and Employee Benefit Plans - Schedule of estimate stock-based compensation on the date of grant for stock options and ESPP (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected stock -price volatility	76.00%	35.00%
Term of options	3 years 10 months 9 days	4 years 10 months 9 days
Black-Scholes Option Pricing Method [Member] | Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Risk-free interest rate, minimum	3.59%
Risk-free interest rate, maximum	4.74%
Term of options	6 years 3 months
Black-Scholes Option Pricing Method [Member] | Stock Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock -price volatility	40.00%
Black-Scholes Option Pricing Method [Member] | Stock Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock -price volatility	77.00%
Black-Scholes Option Pricing Method [Member] | Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected stock -price volatility	117.57%
Risk-free interest rate, maximum	5.33%
Term of options	6 months